Collection Period Ended 31-Dec-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
14,917,342.80 0.183826
0.00 1.000000
14,917,342.80
Interest & Principal
Payment
0.00
0.00
15,027,443.90
120,945.67
$15,148,389.57
Total
$231,046.77
Class A-3 Notes 1.420000% 110,101.10 0.259061 35.358692
Class A-4 Notes
2.140000% 120,945.67 1.783333 1.783333
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Current Overcollateralization Amount 54,791,543.75 27.30%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 54,791,543.75 27.30%
Pool Balance
1,150,006,889.88
225,193,024.62
209,531,213.05
Amount Percentage
Adjusted Pool Balance 1,095,830,874.91 215,654,726.76 200,737,383.96
Yield Supplement Overcollateralization Amount 54,176,014.97 9,538,297.86 8,793,829.09
Total Note Balance
992,820,000.00
160,863,183.01
145,945,840.21
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
Class A-3 Notes 425,000,000.00 93,043,183.01 78,125,840.21 35.099630
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 220,000,000.00 0.00 0.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Dec-2012 15-Jan-2013 30/360 Days 30
Distribution Date
15-Jan-2013
Interest Period of the Class A-1 Notes (from... to) 17-Dec-2012 15-Jan-2013 Actual/360 Days
Collection Period (from... to) 1-Dec-2012 31-Dec-2012
Determination Date 11-Jan-2013
Record Date 14-Jan-2013
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 32
16,228,705.48
Aggregate Principal Distributable Amount 14,917,342.80 14,917,342.80 0.00
Priority Principal Distributable Amount
0.00 0.00 0.00
Regular Principal Distributable Amount 14,917,342.80 14,917,342.80 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 231,046.77 231,046.77 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount
0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 110,101.10 110,101.10 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
0.00 0.00 0.00
Monthly Interest Distributable Amount 231,046.77 231,046.77 0.00
Total Servicing Fee 187,660.85 187,660.85 0.00
Total Trustee Fee
Total Distribution
Distribution Detail
Due Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
16,228,705.48
(9) Excess Collections to Certificateholders
892,655.06
Investment Earnings 91.19 (6) Regular Principal Distributable Amount 14,917,342.80
Available Collections
16,228,705.48 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 11,040.70 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 61,789.60 (3) Interest Distributable Amount Class A Notes 231,046.77
Principal Collections
15,424,906.13
(1) Total Servicing Fee
187,660.85
Interest Collections 730,877.86 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
2,739,577.19
Notice to Investors
Investment Earnings
Net Investment Earnings on the Reserve Fund 14.11
Net Investment Earnings on the Collection Account 77.08
Investment Earnings for the Collection Period 91.19
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 14.11 minus Net Investment Earnings 14.11
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
Reserve Fund and Investment Earnings
164,965.31
Cumulative Principal Net Losses
Principal Net Liquidation Proceeds
10,933.88
225,193,024.62 16,778
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.405%
Principal Recoveries
61,006.25
Principal Net Losses
Total 209,531,213.05 16,051 100.00%
4,659,546.90
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 236,905.44
1.04%
61-90 Days Delinquent 461,969.39 30 0.22%
91-120 Days Delinquent 258,216.04 16 0.12%
11.89 42.58
Delinquency Profile *
Amount
31-60 Days Delinquent 2,173,521.07 149
3.95%
Weighted Average Number of Remaining Payments
50.23 23.26
Percentage
Current 206,637,506.55 15,856 98.62%
Weighted Average Seasoning (months)
Pool Balance end of Collection Period 209,531,213.05 16,051
Pool Factor 18.22%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 4.06%
Principal Collections attributable to Full Pay-offs 5,177,494.49
Principal Purchase Amounts 0.00
Principal Gross Losses 236,905.44
Pool Balance beginning of Collection Period
Principal Collections 10,247,411.64
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540